Share-Based Payment - Summary of Details of Outstanding Share Options (Detail) (Parenthetical)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based compensation by share based payment arrangement options outstanding weighted average remaining contractual life	8 years 6 months	9 years 6 months